Related Party Transactions - Narrative (Details) $ in Millions			1 Months Ended	12 Months Ended
	Dec. 31, 2018 sponsor	Jul. 31, 2018	Aug. 31, 2018	Dec. 31, 2018 sponsor	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Minimum ownership interest in CVR Energy for eligibility to file as member of AEPC consolidated federal income tax group	80.00%			80.00%
Number of sponsors of pension plans | sponsor	2			2
Affiliate Pension Obligations
Related Party Transaction [Line Items]
Aggregate underfunded pension obligation if pension plans voluntarily terminated by affiliate | $					$ 435	$ 424
Majority Shareholder
Related Party Transaction [Line Items]
Ownership percentage held by controlling stockholder			71.00%
IEP Energy LLC | Majority Shareholder
Related Party Transaction [Line Items]
Ownership percentage held by controlling stockholder	71.00%	82.00%
AEPC | Majority Shareholder
Related Party Transaction [Line Items]
Minimum ownership interest in CVR Energy for eligibility to file as member of AEPC consolidated federal income tax group	80.00%			80.00%
Joint Venture Agreement | CVR Refining | Enable JV
Related Party Transaction [Line Items]
Initial term of agreement				20 years